MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2018
MAJOR CUSTOMERS
MAJOR CUSTOMERS

22. MAJOR CUSTOMERS

Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Company A	—	—	718,341

The accounts receivable from three customers with the largest receivable balances represents 12%,  5% and 5% of the balance of the account at December 31, 2018, and 12%,  4% and 4% of the balance of the account at December 31, 2017, respectively. The balance from the customer with the largest receivable balance is $34,468 and $59,224 as of December 31, 2017 and 2018, respectively.